ACCRUED EXPENSES AND OTHER PAYABLES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Accrued payroll and employee benefits	$ 20,219		125,969		96,870
Advance payments received from customers	14,534	[1]	90,546	[1]	65,025	[1]
Advance payments received from managed hotels for procurement	22,010	[2]	137,124	[2]	138,312	[2]
Accrued rent	5,069		31,578		15,302
Accrued business and surcharge taxes	3,302		20,572		16,466
Accrued membership reward program costs	389		2,422		2,327
Advance receipt of hotel service fees	2,408	[3]	15,003	[3]	17,288	[3]
Payables for acquisition of hotel assets	9,306	[4]	57,977	[4]	47,574	[4]
Provision for contingency loss	220		1,370
Other	4,693		29,239		19,144
Total accrued expenses and other payables	$ 82,150		511,800		418,308

[1]	Amounts represent primarily advance payments from corporate customers.
[2]	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
[3]	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
[4]	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.